Note 16 - Stock-based Compensation Plans (Details) - Summary of Nonvested Share Activity - $ / shares	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Note 16 - Stock-based Compensation Plans (Details) - Summary of Nonvested Share Activity [Line Items]
Granted		215,000
Granted		$ 3.47
Shareholder-Approved Stock Option Plan [Member]
Note 16 - Stock-based Compensation Plans (Details) - Summary of Nonvested Share Activity [Line Items]
Number of Stock Options Outstanding	123,854	164,145
Weighted- Average Grant-Date Fair Value per Share	$ 2.56	$ 2.21
Granted		40,000
Granted		$ 3.43
Vested	(70,276)	(73,840)
Vested	$ 1.92	$ 1.97
Forfeited		(6,451)
Forfeited		$ 1.96
Number of Stock Options Outstanding	53,578	123,854
Weighted- Average Grant-Date Fair Value per Share	$ 2.52	$ 2.56